Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

Reverse Stock Split

On January 26, 2023, the Company’s shareholders approved the Reverse Stock Split and granted the Company’s board of directors discretionary authority to select the ratio for the Reverse Stock Split ranging from one-for-twenty (1-for-20) to one-for-one-hundred (1-for-100). Prior to effecting the Reverse Stock Split, the Company’s Board of directors selected the Reverse Stock Split ratio of one-for-one-hundred (1-for-100). On February 22, 2023, the Company completed the Reverse Stock Split (all references to shares of the Company’s common stock in the unaudited condensed consolidated financial statements and related notes refer to the number of shares of common stock after giving effect to the Reverse Stock Split and are presented as if the Reverse Stock Split had occurred at the beginning of the earliest period presented). The Company’s board of directors approved the Reverse Stock Split with the objective of regaining compliance with the Nasdaq Stock Exchange’s $1.00 minimum bid price requirement. As a result of the Reverse Stock Split, every 100 shares of common stock issued and outstanding as of the effective date were automatically combined into one share of common stock. The Reverse Stock Split did not change the terms of the common stock. Outstanding warrants, equity-based awards and other outstanding equity rights were proportionately adjusted by dividing the shares of common stock underlying the securities by 100 and multiplying the exercise/conversion price, as the case may be, by 100. The Reverse Stock Split also applied to common stock issuable upon the conversion of the Company’s Senior Convertible Note dated February 22, 2022 (the “Senior Convertible Note”), with the Conversion Price, as defined in the Senior Convertible Note, being subject to adjustment under the terms of the Senior Convertible Note and the Amendment (as defined below). The Company’s 10% outstanding Series A Cumulative Redeemable Convertible Preferred Stock was not affected by the Reverse Stock Split.

On March 9, 2023, the Company received a letter from the Panel indicating that the Company has regained compliance with Nasdaq’s $1.00 minimum bid price.

Sale of Bethard Business and Amendment and Waiver to Senior Convertible Note

On February 24, 2023, (the “Closing Date”), the Company, pursuant to a stock purchase agreement (the “Purchase Agreement”) dated February 14, 2023 with Gameday Group PLC, a Malta company (“Purchaser”), completed the divestiture of Prozone Limited, a Malta company containing the online casino and sportsbook business, including the Bethard brand (the “Bethard Business”), that is licensed in Malta and Sweden (together, the sale of Prozone Limited with the Bethard Business herein referred to as the “Sale of the Bethard Business”). The purchase consideration was determined by the Company to be $8,090,965 comprised of cash received on the Closing date of €1,650,000 ($1,739,882 using exchange rates in effect on the Closing Date), holdback consideration, of €150,000 ($158,171 using exchange rates in effect on the Closing Date) and the Company’s settlement of its contingent consideration liability of €5,872,989 ($6,192,912 using exchange rates in effect on the Closing Date) that had originated from its acquisition of the Bethard Business on July 13, 2021. The Purchaser further assumed net working capital of the Bethard Business consisting primarily of accounts payable and accrued liabilities estimated to be €1,238,552 ($1,306,021 using exchange rates at the Closing Date).

On February 16, 2023, the Company entered into an Amendment and Waiver Agreement (“Amendment”) with the Holder of the Senior Convertible Note as a condition to the closing of the sale of the Bethard Business. The Amendment requires the Company to deposit 50% of the proceeds from the sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also requires the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds.

The Amendment also modifies the Senior Convertible Note to increase the principal balance by $2,950,010 for additional interest and other amounts previously recorded by the Company as liabilities to the Holder, as well as for fees for the Amendment. The Amendment further provides for a voluntary reduction in the Conversion Price (as defined in the Senior Convertible Note) when, among other things, the Company issues or is deemed to issue common stock in a future registered offering at a price below the Conversion Price then in effect, to the lower issuance price in such offering, subject to certain exceptions. The Amendment also provides rights to the Holder to participate in future Securities Transactions for a period of two years from the later of the date of the Amendment and the date that no payment amounts due to the Holder remain outstanding.

Senior Convertible Note and Debt for Equity Conversions

As discussed in Note 12, on February 22, 2022, the Company exchanged the existing senior convertible note (the “Old Senior Convertible Note”) with a remaining principal of $29,150,001, with the Senior Convertible Note in the aggregate principal of $35,000,000. Subsequently, on September 19, 2022 as part of the Company’s September 2022 Offering of shares of common stock and warrants to purchase common stock, the Company remitted to the Holder an amount of $2,778,427 from the proceeds therefrom, reducing the Senior Convertible Note principal balance to $32,221,573. As part of the registered direct offering of 70,650 shares of common stock and pre-funded warrants to purchase 178,500 shares of common stock that we completed with the Holder on December 22, 2022 (the “December 2022 Registered Direct Offering”), the Company paid the Holder an amount equal to $1,073,343 for interest due and interest prepaid through February 28, 2023.

The Company has not maintained compliance with certain debt covenants and is currently in default under the terms of the Senior Convertible Note.

On January 27, 2023, the Company received the written consent of the Holder to lower the conversion price of the Senior Convertible Note to 90% of the lowest VWAP (as defined in the Senior Convertible Note) of the Common Stock for a trading day during the five (5) consecutive trading day period ending, and including, the applicable date that the conversion price is lowered for purposes of a conversion (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events during such measuring period) until further written notice to the holder from the Company.

From January 27, 2023 through April 20, 2023, one day preceding this filing, we and the Holder of our Senior Convertible Note effected debt for equity exchanges under the Senior Convertible Note. Pursuant to the debt for equity exchanges, and after increasing the Senior Convertible Note by $2,950,010, for fees of $450,010 and converted accrued liabilities of $2,500,000 pursuant to the Amendment, the Holder exchanged $19,261,583 in aggregate principal amount of the Senior Convertible Note for an aggregate of 2,242,143 shares of our common stock, at conversion prices equal to 90% of the lowest VWAP (as defined in the Senior Convertible Note) of our common stock for a trading day during the five (5) consecutive trading day period ending, and including, the applicable date that the conversion price was lowered for purposes of a conversion, in accordance with Section 7(g) of the Senior Convertible Note (the “Exchanges”).

Following the Exchanges and the impact of the Amendment, our indebtedness pursuant to the Senior Convertible Note was reduced by $16,311,573, and $15,910,000 in aggregate principal amount of the Senior Convertible Note remained outstanding prior to the redemption of an additional $679,976 discussed below.

On April 19, 2023, the Company entered into an agreement with the Holder to convert the $15,230,024 into the Series C Convertible Preferred Stock. The material terms and provisions of the Series C Convertible Preferred Stock are described below.

The conversion of the Senior Convertible Note into the Series C Convertible Preferred Stock, that will occur concurrently with the closing of the potential offering that is part of the Company’s approved plan of compliance with the Nasdaq Listing Rules, will extinguish the Senior Convertible Note and the remaining related debt liability outstanding of $15,230,024 and will further eliminate the related derivative liability that had a fair value of $799,954 ($933,000,000 approximate cash liability, as of December 31, 2022, calculated under the terms of the Senior Convertible Note), as of December 31, 2022.

Series C Convertible Preferred Stock

On April 19, 2023, the Company entered into an agreement with the Holder (the “Note to Preferred Stock Exchange Agreement”) to convert the $15,230,024 in aggregate principal amount of the Senior Convertible Note outstanding into the new Series C Convertible Preferred Stock immediately after the closing of the Company’s next capital raise, as part of the Company’s approved plan of compliance with the Nasdaq Listing Rules.

Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of the Company’s next capital raise. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company.

The terms and provisions of the Series C Convertible Preferred Stock will be set forth in a Series C Convertible Preferred Stock Certificate of Designation (the “Series C Certificate of Designation”), to be filed and effective with the Secretary of State of the State of Nevada in connection with the closing of the Company’s next capital raise. The transactions contemplated by the Note to Preferred Stock Exchange Agreement and the Series C Certificate of Designation have been approved by our Board of Directors.

The exchange of the Senior Convertible Note into the Series C Convertible Preferred Stock, that is anticipated to occur immediately after the closing of the Company’s next capital raise, will extinguish the Senior Convertible Note and the related debt liability outstanding of $15,230,024 and will further eliminate the related derivative liability that had a fair value of $799,954 ($933,000,000 approximate cash liability, as of December 31, 2022, calculated under the terms of the Senior Convertible Note), as of December 31, 2022.

The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day of the applicable Conversion Notice (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period. “Floor Price” shall mean $0.44.

The Company shall not be allowed to effect the conversion of any of the Series C Convertible Preferred Stock held by the holder of Series C Convertible Preferred Stock, and such holder of Series C Convertible Preferred Stock shall not have the right to convert any of the Series C Convertible Preferred Stock held by such holder of Series C Convertible Preferred Stock pursuant to the terms and conditions of the Series C Certificate of Designations to the extent that after giving effect to such conversion, such holder of Series C Convertible Preferred Stock together with its affiliates and certain related parties collectively would beneficially own in excess of 9.99% of the shares of common stock outstanding immediately after giving effect to such conversion.

Dividends on the Series C Convertible Preferred Stock will accrue daily at a rate equal to 8.0% per annum, increasing 0.50% each 135 day anniversary from the date of issuance and be payable by way of inclusion of the Dividends in the Conversion Amount on each Conversion Date in accordance with an optional conversion or upon any redemption hereunder (including, without limitation, upon any required payment upon any Bankruptcy Triggering Event).

The closing of the transactions contemplated by the Note to Preferred Stock Exchange Agreement is subject to the Company’s closing of the Company’s next capital raise, which is anticipated to allow it to demonstrate compliance with the minimum of $2.5 million stockholders’ equity requirement outlined in the Nasdaq Listing Rules.

Other Sales and Restructurings in the iGaming business

Sale of Spanish iGaming Operations

On January 18, 2023, the Company closed the transaction and sold its Spanish iGaming operations, including its Spanish iGaming license. The Company received approximately $1,200,000 in proceeds and $1,000,000 in cash from the return of a deposit held with the Spanish regulator. Sixty-five percent (65%) of the proceeds and cash received were remitted to the Holder as required.

Closure of Argyll and vie.gg

On November 10, 2022, the Company determined that it would close down its licensed remote gambling operation in the UK market. On November 15, 2022, as part of the winding down of the Argyll UK iGaming operations, players were informed that they would no longer be able to place bets from November 30, 2022 and that they could withdraw their balances through December 7, 2022. On December 8, 2022 Argyll UK surrendered its UK license and the surrender was confirmed by the UKGC on December 9, 2022. Between December 7, 2022 and December 14, 2022 Argyll UK attempted to refund customer accounts that still had remaining balances. On March 3, 2023, the Company’s Board determined the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. Argyll Entertainment had net liabilities of approximately $1,640,000 as of December 31, 2022. The Company had previously fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK in the fiscal year ended June 30, 2022.

On October 28, 2022, the Company determined that it would close down its vie.gg New Jersey operations and exit its transactional waiver from the New Jersey Division of Gaming Enforcement. The closure of our New Jersey operations is not expected to have a material adverse effect on the Company’s results of operations.

Leadership changes

Appointment of Alex Igelman as Chief Executive Officer

On December 22, 2022, the Board of the Company appointed Alex Igelman as CEO, effective January 3, 2023. In connection with Mr. Igelman’s appointment as CEO, Mr. Igelman and the Company entered into an employment agreement, which included the grant of common stock and stock options. These stock awards are being granted as inducement equity awards outside the Company’s Esports Entertainment Group, Inc. 2020 Equity Incentive Plan in accordance with Nasdaq Listing Rule 5635(c)(4). The Company has granted Mr. Igelman an award of 25,000 shares of common stock and an award of 25,000 time-based stock options. Mr. Igelman’s shares of common stock may not be sold or transferred until the six-month anniversary of the date of grant. Mr. Igelman’s stock options will vest in equal quarterly installments over a one-year period subject to his continued employment with the Company on the applicable vesting dates. The stock awards are subject to the terms of an award agreement outlining the specific terms of the stock awards.

Appointment of Michael Villani as Interim Chief Financial Officer

Effective January 6, 2023, the Company announced the appointment of Michael Villani as the Interim Chief Financial Officer, in addition to his current role as the Financial Controller. Mr. Villani serves as the Company’s Principal Financial Officer.

Departure of John Brackens as Chief Technology Officer/Chief Information Officer

John Brackens, the Chief Technology Officer/Chief Information Officer, will be departing from the Company on May 14, 2023.

Termination of Grant Johnson as Chairman and Chief Executive Officer

On December 23, 2022, Grant Johnson resigned from the Board. Mr. Johnson resigned following his termination for cause, by the Board, from his position as Chairman and CEO of the Company, effective December 3, 2022. As a result, Mr. Johnson is no longer an officer or director of the Company.

On January 6, 2023, Mr. Johnson, filed a lawsuit in the United States District Court for the Southern District of New York against the Company. The claim alleges breach by the Company of Mr. Johnson’s employment agreement when it terminated him for “Cause” as defined in the agreement on December 3, 2022. Mr. Johnson seeks in excess of $1.0 million as well as 2,000 shares of our common stock, plus attorney’s fees.

On February 28, 2023, Mr. Johnson filed an amended complaint to amend his original claim and to add an alleged defamation claim. On March 14, 2023, the Company filed its Pre-Motion Letter requesting that the claim be dismissed and on March 15, 2023 Mr. Johnson filed a letter to the Court requesting that the claim not be dismissed.

The Company believes the claims are without merit and intends to defend against the claims vigorously. The case is captioned Grant Johnson v. Esports Entertainment Group, Inc. 1:22-cv-10861 (SDNY).

Note 21 – Subsequent Events

September 2022 Financing

On September 15, 2022, the Company entered into a underwriting agreement (the “Underwriting Agreement”) with Maxim Group LLC and Joseph Gunnar & Co., LLC, as representative of the several underwriters identified therein (collectively, the “Underwriters”), relating to a firm commitment public offering of (a) 300,000 shares of the Company’s Common Stock and (b) Warrants (“September 2022 Warrants”) to purchase up to 300,000 shares of Common Stock, at an exercise price of $25.00 per share, at an aggregate price of $25.00 per share and accompanying Warrant (the “September 2022 Offering”). Under the terms of the Underwriting Agreement, the Company granted the Underwriters a 45-day option an option to purchase up to an additional 45,000 of Common Stock (the “September 2022 Overallotment Common Stock”) and/or Warrants (the “September 2022 Overallotment Warrants”) (collectively, the “September 2022 Overallotment”). The closing of the offering took place on September 19, 2022.

The gross proceeds received from the sale of the shares of the Common Stock and September 2022 Warrants in the September 2022 Offering, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company and before any overallotment, was $7,500,000.

The underwriters exercised their option for 36,000 September Overallotment Warrants, at a purchase price of $1.00 per warrant, with an exercise price of $25.00 per warrant. Total proceeds from the September 2022 Overallotment Warrants was $36,000.

The Company remitted to the Holder of the Senior Convertible Note an amount of $2,265,928 equal to fifty percent (50%) of all net proceeds above $2,000,000 following the payment of 7% in offering fees including Underwriting discounts and commissions. In addition, as part of the September 2022 Offering, the Holder purchased $512,500 of securities (20,500 shares of Common Stock and 20,500 Warrants) and the Company paid the Holder an additional $512,500. The proceeds remitted to the Holder reduced the principal balance of the Senior Convertible Note on a dollar-for-dollar basis.

The net proceeds received by the Company, after deducting underwriting discounts and commissions and offering expenses payable by the Company and amounts remitted to the Holder was $4,080,990.

The shares of Common Stock and the September 2022 Warrants, including the 2022 Overallotment Warrants, sold by the Company have been registered pursuant to a registration statement on Form S-3 (File No. 333-252370), which the SEC declared effective on February 5, 2021. A final prospectus supplement and accompanying base prospectus relating to the offering were filed with the SEC on September 19, 2022.

The Company does not intend to list the September 2022 Warrants, including the 2022 Overallotment Warrants, sold in the offering on any securities exchange or other trading market.

On September 19, 2022, prior to the closing of the offering, the Company entered into a warrant agency agreement (the “Warrant Agency Agreement”) with VStock Transfer, LLC (“VStock”), to serve as the Company’s warrant agent for the September 2022 Warrants, including September 2022 Overallotment Warrants. Upon the closing of the offering. The September 2022 Warrants, including September 2022 Overallotment Warrants are exercisable upon issuance and expire five years from the date they first became exercisable.

Asset Impairment Charges

During the three months ended December 31, 2022, the Company’s initiated a process to evaluate the strategic options for the EEG iGaming business, including exploring a sale of EEG iGaming assets due to increasing regulatory burdens and competition. In December 2022, the Company closed down its licensed remote gambling operation in the UK market and on December 9, 2022 surrendered its UK license, as part of the winding down of the Argyll UK iGaming operations. Subsequent to the period end, the Company appointed a new CEO and a new interim CFO and on January 18, 2023 sold its EEG iGaming Spanish license. As part of these changes the Company has been focused on reducing costs in its businesses as it has seen the EEG iGaming revenues decline significantly from levels seen in the previous year and previous quarters. This and uncertainties caused by inflation and world stability were determined to be a triggering event and the long-lived assets of the Company were quantitatively tested for impairment. For the three and six months ended December 31, 2022, the Company recognized total goodwill asset impairment charges of $16,135,000 (unaudited), with asset impairment charges to the goodwill to the iGaming reporting unit of $14,500,000 (unaudited), which is part of the EEG iGaming segment, and to the goodwill of the GGC reporting unit of $1,635,000 (unaudited), which is part of the EEG Games segment. Further downturns in economic, regulatory and operating conditions could result in additional goodwill impairment in future periods.

Reverse Stock Split

On January 26, 2023, the Company’s shareholders approved the Reverse Stock Split and granted the Company’s board of directors discretionary authority to select the ratio for the Reverse Stock Split ranging from one-for-twenty (1-for-20) to one-for-one-hundred (1-for-100). Prior to effecting the Reverse Stock Split, the Company’s Board of directors selected the Reverse Stock Split ratio of one-for-one-hundred (1-for-100). On February 22, 2023, the Company completed the Reverse Stock Split (all references to shares of the Company’s common stock in the consolidated financial statements and related notes refer to the number of shares of common stock after giving effect to the Reverse Stock Split and are presented as if the Reverse Stock Split had occurred at the beginning of the earliest period presented). The Company’s board of directors approved the Reverse Stock Split with the objective of regaining compliance with the Nasdaq Stock Exchange’s $1.00 minimum bid price requirement. As a result of the Reverse Stock Split, every 100 shares of common stock issued and outstanding as of the effective date were automatically combined into one share of common stock. The Reverse Stock Split did not change the terms of the common stock. Outstanding warrants, equity-based awards and other outstanding equity rights were proportionately adjusted by dividing the shares of common stock underlying the securities by 100 and multiplying the exercise/conversion price, as the case may be, by 100. The Reverse Stock Split also applied to common stock issuable upon the conversion of the Company’s Senior Convertible Note dated February 22, 2022 (the “Senior Convertible Note”), with the Conversion Price, as defined in the Senior Convertible Note, being subject to adjustment under the terms of the Senior Convertible Note and the Amendment (as defined below). The Company’s 10% outstanding Series A Cumulative Redeemable Convertible Preferred Stock was not affected by the Reverse Stock Split.

On March 9, 2023, the Company received a letter from the Panel indicating that the Company has regained compliance with Nasdaq’s $1.00 minimum bid price.

Sale of Bethard Business and Amendment and Waiver to Senior Convertible Note

On February 24, 2023, (the “Closing Date”), the Company, pursuant to a stock purchase agreement (the “Purchase Agreement”) dated February 14, 2023 with Gameday Group PLC, a Malta company (“Purchaser”), completed the divestiture of Prozone Limited, a Malta company containing the online casino and sportsbook business, including the Bethard brand (the “Bethard Business”), that is licensed in Malta and Sweden (together, the sale of Prozone Limited with the Bethard Business herein referred to as the “Sale of the Bethard Business”). The purchase consideration was determined by the Company to be $8,090,965 comprised of cash received on the Closing date of €1,650,000 ($1,739,882 using exchange rates in effect on the Closing Date), holdback consideration, of €150,000 ($158,171 using exchange rates in effect on the Closing Date) and the Company’s settlement of its contingent consideration liability of €5,872,989 ($6,192,912 using exchange rates in effect on the Closing Date) that had originated from its acquisition of the Bethard Business on July 13, 2021. The Purchaser further assumed net working capital of the Bethard Business consisting primarily of accounts payable and accrued liabilities estimated to be €1,238,552 ($1,306,021 using exchange rates at the Closing Date).

On February 16, 2023, the Company entered into the Amendment with the Holder of the Senior Convertible Note as a condition to the closing of the sale of the Bethard Business. The Amendment required the Company to deposit 50% of the proceeds from the sale of the Bethard Business in a bank account in favor of the Holder. The Amendment also requires the Company to deposit 50% of the proceeds of any permitted future sale of assets or any subsequent debt or equity offer or sale (a “Securities Transaction”) and 100% of the proceeds of any additional indebtedness incurred in the future, into such bank account in favor of the Holder, or, at the option of the Holder, redeem amounts under the Senior Convertible Note using such proceeds.

The Amendment also modified the Senior Convertible Note to increase the principal balance by $2.95 million for additional interest and other amounts previously recorded by the Company as liabilities to the Holder, as well as for fees for the Amendment. The Amendment further provides for a voluntary reduction in the Conversion Price (as defined in the Senior Convertible Note) when, among other things, the Company issues or is deemed to issue common stock in a future registered offering at a price below the Conversion Price then in effect, to the lower issuance price in such offering, subject to certain exceptions. The Amendment also provides rights to the Holder to participate in future Securities Transactions for a period of two years from the later of the date of the Amendment and the date that no payment amounts due to the Holder remain outstanding.

Senior Convertible Note and Debt for Equity Conversions

As discussed in Note 12, on February 22, 2022, the Company exchanged the existing senior convertible note (the “Old Senior Convertible Note”) with a remaining principal of $29,150,001, with the Senior Convertible Note in the aggregate principal of $35,000,000. Subsequently, on September 19, 2022 as part of the Company’s September 2022 Offering of shares of common stock and warrants to purchase common stock, the Company remitted to the Holder an amount of $2,778,427 from the proceeds therefrom, reducing the Senior Convertible Note principal balance to $32,221,573. As part of the registered direct offering of 70,650 shares of common stock and pre-funded warrants to purchase 178,500 shares of common stock that we completed with the Holder on December 22, 2022 (the “December 2022 Registered Direct Offering”), the Company paid the Holder an amount equal to $1,073,343 for interest due and interest prepaid through February 28, 2023.

The Company has not maintained compliance with certain debt covenants and is currently in default under the terms of the Senior Convertible Note.

On January 27, 2023, the Company received the written consent of the Holder to lower the conversion price of the Senior Convertible Note to 90% of the lowest VWAP (as defined in the Senior Convertible Note) of the Common Stock for a trading day during the five (5) consecutive trading day period ending, and including, the applicable date that the conversion price is lowered for purposes of a conversion (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events during such measuring period) until further written notice to the holder from the Company.

From January 27, 2023 through April 20, 2023, one day preceding this filing, we and the Holder of our Senior Convertible Note effected debt for equity exchanges under the Senior Convertible Note. Pursuant to the debt for equity exchanges, and after increasing the Senior Convertible Note by $2,950,010, for fees of $450,010 and converted accrued liabilities of $2,500,000 pursuant to the Amendment, the Holder exchanged $19,261,583 in aggregate principal amount of the Senior Convertible Note for an aggregate of 2,242,143 shares of our common stock, at conversion prices equal to 90% of the lowest VWAP (as defined in the Senior Convertible Note) of our common stock for a trading day during the five (5) consecutive trading day period ending, and including, the applicable date that the conversion price was lowered for purposes of a conversion, in accordance with Section 7(g) of the Senior Convertible Note (the “Exchanges”).

Following the Exchanges and the impact of the Amendment, our indebtedness pursuant to the Senior Convertible Note was reduced by $16,311,573, and $15,910,000 in aggregate principal amount of the Senior Convertible Note remained outstanding prior to the redemption of an additional $679,976 discussed below.

On April 19, 2023, the Company entered into an agreement with the Holder to convert the $15,230,024 into the Series C Convertible Preferred Stock. The material terms and provisions of the Series C Convertible Preferred Stock are described below.

The expected conversion of the Senior Convertible Note to the Series C Convertible Preferred Stock, that will occur concurrently with the closing of the potential offering that is part of the Company’s approved plan of compliance with the Nasdaq Listing Rules, will extinguish the Senior Convertible Note and the remaining related debt outstanding of $15,230,024 and will further eliminate the related derivative liability that had a fair value of $9,399,620 as of June 30, 2022 ($180,000,000 approximate cash liability, as of June 30, 2022, calculated under the terms of the Senior Convertible Note).

Series C Convertible Preferred Stock

On April 19, 2023, the Company entered into an agreement with the Holder (the “Note to Preferred Stock Exchange Agreement”) to convert the $15,230,024 in aggregate principal amount of the Senior Convertible Note outstanding into the new Series C Convertible Preferred Stock immediately after the closing of the Company’s next capital raise, as part of the Company’s approved plan of compliance with the Nasdaq Listing Rules.

Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of this public offering. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company.

The terms and provisions of the Series C Convertible Preferred Stock will be set forth in a Series C Convertible Preferred Stock Certificate of Designation (the “Series C Certificate of Designation”), to be filed and effective with the Secretary of State of the State of Nevada in connection with the closing of the Company’s next capital raise. The transactions contemplated by the Note to Preferred Stock Exchange Agreement and the Series C Certificate of Designation have been approved by our Board of Directors.

The exchange of the Senior Convertible Note into the Series C Convertible Preferred Stock, that is anticipated to occur immediately after the closing of the Company’s next capital raise, will extinguish the Senior Convertible Note and the related debt liability outstanding of $15,230,024 and will further eliminate the related derivative liability that had a fair value of $799,954 ($933,000,000 approximate cash liability, as of December 31, 2022, calculated under the terms of the Senior Convertible Note), as of December 31, 2022.

The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day of the applicable Conversion Notice (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period. “Floor Price” shall mean $0.44.

The Company shall not be allowed to effect the conversion of any of the Series C Convertible Preferred Stock held by the holder of Series C Convertible Preferred Stock, and such holder of Series C Convertible Preferred Stock shall not have the right to convert any of the Series C Convertible Preferred Stock held by such holder of Series C Convertible Preferred Stock pursuant to the terms and conditions of the Series C Certificate of Designations to the extent that after giving effect to such conversion, such holder of Series C Convertible Preferred Stock together with its affiliates and certain related parties collectively would beneficially own in excess of 9.99% of the shares of common stock outstanding immediately after giving effect to such conversion.

Dividends on the Series C Convertible Preferred Stock will accrue daily at a rate equal to 8.0% per annum, increasing 0.50% each 135 day anniversary from the date of issuance and be payable by way of inclusion of the Dividends in the Conversion Amount on each Conversion Date in accordance with an optional conversion or upon any redemption hereunder (including, without limitation, upon any required payment upon any Bankruptcy Triggering Event).

The closing of the transactions contemplated by the Note to Preferred Stock Exchange Agreement is subject to the Company’s closing of the Company’s next capital raise, which is anticipated to allow it to demonstrate compliance with the minimum of $2,500,000 stockholders’ equity requirement outlined in the Nasdaq Listing Rules.

Other Sales and Restructurings in the iGaming business

Sale of Spanish iGaming Operations

On January 18, 2023, the Company closed the transaction and sold its Spanish iGaming operations, including its Spanish iGaming license. The Company received approximately $1,200,000 in proceeds and $1,000,000 in cash from the return of a deposit held with the Spanish regulator. Sixty-five percent (65%) of the proceeds and cash received were remitted to the Holder as required.

Closure of Argyll and vie.gg

On November 10, 2022, the Company determined that it would close down its licensed remote gambling operation in the UK market. On November 15, 2022, as part of the winding down of the Argyll UK iGaming operations, players were informed that they would no longer be able to place bets from November 30, 2022 and that they could withdraw their balances through December 7, 2022. On December 8, 2022 Argyll UK surrendered its UK license and the surrender was confirmed by the UKGC on December 9, 2022. Between December 7, 2022 and December 14, 2022 Argyll UK attempted to refund customer accounts that still had remaining balances. On March 3, 2023, the Company’s Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. Argyll Entertainment had net liabilities of approximately $1,640,000 as of December 31, 2022. The Company fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK during year ended June 30, 2022.

On October 28, 2022, the Company determined that it would close down its vie.gg New Jersey operations and exit its transactional waiver from the New Jersey Division of Gaming Enforcement. The closure of our New Jersey operations is not expected to have a material adverse effect on the Company’s results of operations.

Leadership changes

Appointment of Alex Igelman as Chief Executive Officer

On December 22, 2022, the Board of the Company appointed Alex Igelman as CEO, effective January 3, 2023.

Appointment of Michael Villani as Interim Chief Financial Officer

Effective January 6, 2023, the Company announced the appointment of Michael Villani as the Interim Chief Financial Officer, in addition to his current role as the Financial Controller. Mr. Villani serves as the Company’s Principal Financial Officer.

Departure of John Brackens as Chief Technology Officer/Chief Information Officer

John Brackens, the Chief Technology Officer/Chief Information Officer, will be departing from the Company on May 14, 2023.

Termination of Grant Johnson as Chairman and Chief Executive Officer

On December 23, 2022, Grant Johnson resigned from the Board. Mr. Johnson resigned following his termination for cause, by the Board, from his position as Chairman and CEO of the Company, effective December 3, 2022. As a result, Mr. Johnson is no longer an officer or director of the Company.

On January 6, 2023, Mr. Johnson, filed a lawsuit in the United States District Court for the Southern District of New York against the Company. The claim alleges breach by the Company of Mr. Johnson’s employment agreement when it terminated him for “Cause” as defined in the agreement on December 3, 2022. Mr. Johnson seeks in excess of $1.0 million as well as 2,000 shares of our common stock, plus attorney’s fees.

On February 28, 2023, Mr. Johnson filed an amended complaint to amend his original claim and to add an alleged defamation claim. On March 14, 2023, the Company filed its Pre-Motion Letter requesting that the claim be dismissed and on March 15, 2023 Mr. Johnson filed a letter to the Court requesting that the claim not be dismissed.

The Company believes the claims are without merit and intends to defend against the claims vigorously. The case is captioned Grant Johnson v. Esports Entertainment Group, Inc. 1:22-cv-10861 (SDNY).